Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial risk management (Tables) [Abstract]
Derivative financial instruments

The amounts of derivative financial instruments are summarized as follows:

	December 31, 2016
	Maturity	Notional value	Fair value
Foreign exchange and interest	January 2017	129,480	132,761
Interbank Deposit Certificate (CDI)	January 2017	(129,480)	(138,036)

		-	(5,275)

Foreign exchange and interest	March 2017	70,000	71,537
Interbank Deposit Certificate (CDI)	March 2017	(70,000)	(72,875)

		-	(1,338)

Total		-	(6,613)

Contractual undiscounted cash flows

The table below shows PagSeguro Group's non-derivative financial liabilities divided into the relevant maturity group based on the remaining period from the balance sheet date and the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Due within 30 days	Due within 31 to 120 days	Due within 121 to 180 days	Due within 181 to 360 days	Due to 361 days or more days
At December 31, 2017
Payables to third parties	2,890,080	133,070	31,081	26,338	-
Trade payables	81,152	6,032	1,740	1,083	2,437
Trade payables to related parties	-	-	-	39,101	-
Other payables	-	-	-	15,872
At December 31, 2016
Payables to third parties	1,228,922	60,396	10,152	4,561	-
Trade payables	54,125	4,827	63	2,704	-
Trade payables to related parties	-	-	-	76,249	-
Borrowings	-	208,374	-	-	-
Dividends payable and interest on own capital	-	-	-	22,243	-
Other payables	-	-	-	15,244	-